Balance Sheet Components	6 Months Ended
Jun. 30, 2021
Marketwise, LLC
Property, Plant and Equipment [Line Items]
Balance Sheet Components	Balance Sheet Components
Property and Equipment, Net
Property and equipment, net consists of the following:

		As of
	Estimated Useful Lives	June 30, 2021	December 31, 2020
Furniture and fixtures	5 years	$960	$960
Computers, software and equipment	3 years	1,327	1,220
Leasehold improvements	Shorter of estimated useful life or remaining term of lease	1,278	1,278
		3,565	3,458
Less: Accumulated depreciation and amortization		(2,265)	(2,041)
Total property and equipment, net		$1,300	$1,417
Depreciation and amortization expense for property and equipment was $114 and $138 for the three months ended June 30, 2021 and 2020, and $224 and $226 for the six months ended June 30, 2021 and 2020, respectively.
Accrued Expenses
Accrued expenses consist of the following:

	As of
	June 30, 2021	December 31, 2020
Commission and variable compensation	$45,456	$17,271
Payroll and benefits	3,437	3,645
Other accrued expenses	16,365	11,218
Total accrued expenses	$65,258	$32,134
Balance Sheet Components
Property and Equipment, Net
Property and equipment, net consists of the following:

		As of December 31,
	Estimated Useful Lives	2020	2019
Furniture and fixtures	5 years	$960	$960
Computers, software and equipment	3 years	1,220	1,183
Leasehold improvements	Shorter of estimated useful life or remaining term of lease	1,278	1,025
		3,458	3,168
Less: Accumulated depreciation and amortization		(2,041)	(1,590)
Total property and equipment, net		$1,417	$1,578
Depreciation and amortization expense for property and equipment was $451, $624 and $813 for the years ended December 31, 2020, 2019 and 2018, respectively.
Other Current Assets
Other current assets consist of the following:

	As of December 31,
	2020	2019
Other current assets	$1,889	$1,070
Accrued Expenses
Accrued expenses consist of the following:

	As of December 31,
	2020	2019
Commission and bonus	$17,271	$24,570
Payroll and benefits	3,645	2,520
Accrued interest	—	325
Other accrued expenses	11,218	6,111
Total accrued expenses	$32,134	$33,526